RELATED PARTY TRANSACTIONS	6 Months Ended	12 Months Ended
	Jun. 30, 2020	Dec. 31, 2019
Related Party Transactions [Abstract]
RELATED PARTY TRANSACTIONS

NOTE 8 – RELATED PARTY TRANSACTIONS

Appointment of Executive Officers

Mr. Phillip Kumnick and Mr. Philip Broenniman, two of the Company's Director's became employed by the Company as Chief Executive Officer and President and Chief Operating Officer effective May 22, 2020.

Mr. Kumnick will earn an initial base salary of $250,000 per annum subject to review after one year. Mr. Kumnick was granted options to acquire 33,333,334 shares of common stock of which 20% vest at grant and the balance vest subject to performance conditions. Mr. Broenniman will earn an initial base salary of $175,000 per annum subject to review after one year. Mr. Broenniman was granted options to acquire 16,666,666 shares of common stock of which 20% vest at grant and the balance vest subject to performance conditions.

Issuance of Common Stock

During the six months ended June 30, 2020, the Company granted 1,500,000 shares of Restricted Common Stock to each of Phillip Kumnick and Philip Broenniman, new members of our Board of Directors, in connection with their compensation for service as Board Members. The restricted stock vests upon the achievement of certain performance criteria. The performance criteria have not been met as of June 30, 2020, but as the Company believes it is probable that these performance obligations will be met, the grant date fair value of the restricted stock will be ratably recognized over the expected service period.

Warrant Exercises

On June 30, 2020, Company entered into and consummated a private transaction pursuant to which a portion of the Company's warrants exercisable at per share price of $0.10 (the "$0.10 Warrants") were exercised for cash at an exercise price of $0.07 per share. In addition, the holders that exercised the $0.10 Warrants received a warrant exercisable for two years to acquire one share of common stock at an exercise price of $0.15 per share (the $0.15 Warrants") for every four $0.10 Warrants exercised. Mr. Theodore Stern, a director of the Company, participated in the private transaction resulting in the issuance of 1,000,000 shares of common stock and 250,000 $0.15 Warrants in consideration of $70,000; and Varana Capital Focused, LP ("VCFLP"), participated in the private transaction resulting in the issuance of 3,716,667 shares of common stock and 929,167 $0.15 Warrants, in consideration of $260,167. Mr. Philip Broenniman, a director, the President and COO of the Company is the investment manager of VCFLP.

On June 30, 2020, Company entered into and consummated a private transaction pursuant to which a portion of the Company's warrants exercisable at per share price of $0.06 (the "$0.06 Warrants") were exercised. In addition, the holders that exercised the $0.06 Warrants also received a $0.15 Warrant for every two $0.06 Warrants exercised. Vista Associates, L.P., ("Vista") of which, Mr. Herbert Selzer a director of the Company, is the General Partner, participated in the private transaction resulting in the issuance of 880,000 shares of common stock and 440,000 $0.15 Warrants, in consideration of $52,800.

Sale of Common Stock

On June 30, 2020, the Company also entered into a Subscription Agreement with VCFLP pursuant to which VCFLP purchased 714,285 shares of common stock in consideration of $50,000.

Convertible Notes Payable

Theodore Stern and Philip Beck, members of the board of directors of the Company, invested $50,000 each in consideration of the 2020 Notes. Another director, Herbert Selzer invested $100,000 in consideration of a 2020 Note in the principal amount of $100,000. Vista held 880,000 2015 Warrants, which were also extended as a result of Mr. Selzer's investment and as noted above were exercised for cash on June 30, 2020. See Note 7

Further, the Company and the Stern Trust entered the Restated Stern Note providing that the $2,000,000 principal of the Stern Note will be due and payable on the same terms (bearing interest at 15% per annum) and on the same maturity date as the 2020 Notes and subject to the same Security Agreement and that the interest due under the Stern Note as of January 31, 2020 in the amount of $662,000 will remain due and payable on the same terms as exist in the Stern Note prior to modification provided that the maturity of such interest shall be extended to the same maturity date as the 2020 Notes. The Restated Stern Note includes a 50% repayment premium. Mr. Stern, the Trustee of the Stern Trust also entered into the Security Agreement as one of the joint collateral agents.

Other

In connection with the offering of the 2020 Notes, the Company paid Network 1 Financial Securities, Inc., a registered broker-dealer ("Network 1"), a cash fee of approximately $104,800. A former member of the Company's Board of Director's maintains a partnership with a principal of Network 1.

Additionally, the Company rents office space in Long Beach, New York at a monthly cost of $5,000 (as of January 1, 2020). The agreement is month to month and can be terminated on 30 days' notice. The agreement is between the Company and Bridgeworks LLC, an entity principally owned by Mr. Beck, a member of the Board of Director's and his family. During each of the six months ended June 30, 2020 and 2019, the Company paid rent of $30,000 and $44,450, respectively.

On May 22, 2020, the Company and Mr. Beck entered into a separation letter agreement, which provided for payment to Mr. Beck of one year's severance in the amount of $350,000 as well as certain employee benefits, payable in accordance with the terms of Mr. Beck's Retention Agreement. Mr. Beck's severance is expected to be paid over a one-year period. Furthermore, the company will start recording the expense associated with Mr. Beck's restricted stock agreement dated September 29, 2017. In connection with the separation letter agreement, the Company exchanged the September 29, 2017 Restricted Stock Agreement to substantially modify the vesting provisions of the previously issued 15,000,000 shares of restricted stock and allows a time-vesting provision whereby the restricted shares will fully vest by May 2022.

NOTE 9 – RELATED PARTY TRANSACTIONS

2019 Transactions

Notes Payable

During the year ended December 31, 2019, the Company recorded approximately $240,000 of interest expense under the terms and conditions of the Stern Note (see Note 6) that is due to the Theodore Stern Revocable Trust, whose trustee Mr. Stern is a member of the Company's Board of Directors.

Convertible Notes Payable

In December 2019, the Chairman of the Board of Directors invested $25,000 in the 8% Notes offering. See Note 7.

Purchase of Common Stock

In June 2019, two of the Company's Directors and one Officer purchased 1,562,500 shares of common stock of the 2019 offering as described in Note 9.

Other

In connection with the 2019 offering of common stock, the Company incurred fees to Network 1 Financial Securities Inc. ("Network 1"), a registered broker dealer, one of the Company's financial advisors. The Network 1 fees were approximately $109,000 paid in cash and 858,000 common stock purchase warrants with a fair value of approximately $54,000 that are exercisable during a term of five years at a price of $0.088 cents per share. A member of the Company's Board of Director's maintains a partnership with a key principal of Network 1.

Additionally, the Company rents office space in Long Beach, New York at a monthly cost of $7,425 (reduced to $5,000 per month as of January 1, 2020). The agreement is month to month and can be terminated on 30 days' notice. The agreement is between the Company and Bridgeworks LLC, an entity principally owned by Mr. Beck, our CEO, and his family.

2018 Transactions

On August 9, 2018, the Company prepaid $1,000,000 of principal of the $3,000,000 Senior Unsecured Note dated February 1, 2017 held by the Stern Trust (Mr. Stern is a Company Board of Director) plus the related accrued interest of approximately $158,000. During the year ended December 31, 2019, the Company recorded approximately $284,000 of interest expense under the terms and conditions of the Note. Additionally, the Company and the Stern Trust agreed to extend the due date of the note until April 30, 2020 for an extension fee of 1,500,000 shares of Common Stock at a market value of $420,000 based on trading price.

Purchase of Common Stock

In August 2018, two of the Company's Directors, Mr. Stern and Mr. Selzer, respectively purchased an additional 6,666,667 and 666,667 shares of common stock of the 2018 offering as described in Note 10.

Other

In connection with the 2018 offering of common stock, the Company incurred fees to Network 1 Financial Securities, Inc. ("Network 1"), a registered broker-dealer. The Network 1 fees and expenses comprise of approximately $659,000 paid in cash and approximately 2,470,000 common stock purchase warrants for five years at a price of $0.165 cents per share. A member of the Company's Board of Director's maintains a partnership with a key principal of Network 1.

The Company leases its Corporate headquarters from Bridgeworks LLC, ("Bridgeworks"), a company providing office facilities to emerging companies, principally owned by Mr. Beck and his family. Mr. Beck is Chairman, Chief Executive Officer and President of the Company. During 2018, the Company paid Bridgeworks $89,100.

In connection with a Confidential Settlement Agreement and General Release Agreement with Mr. Solomon, a former director and officer, as described below, the Company paid approximately $160,000 during the year ended December 31, 2019. Additionally, Mr. Solomon and the Company entered into an Agency Agreement dated September 13, 2017 pursuant to which Mr. Solomon agreed to be engaged as a non- exclusive sales agent for the Company's products on an as needed basis for a term of three years in consideration of sales commissions. During the year ended December 31, 2019, the Company paid Mr. Solomon a sales commission of approximately $84,000.

2020 Transactions

See Note 1 "Subsequent Events" for detailed disclosure of the participation of three directors in the 2020 Notes Offering and related transactions.